INVENTORIES - Disclosure of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [Abstract]
Ore stockpiles	$ 674	$ 0
Work-in-process	51,987	0
Finished goods	714	0
Materials and supplies	4,645	0
Inventories, Total	$ 58,020	$ 0